Long- Term Investments - Schedule of Long-Term Investments Include Equity Investments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Equity method investments:
Total		¥ 6,096	$ 835	¥ 5,564
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) [Member]
Equity method investments:
Total	[1]	¥ 6,096		¥ 5,564

[1]	On September 3, 2018, TuanChe Internet invested RMB4,000 in cash for a 40% equity interest in STDC that operates a car media business. On June 30, 2021, the Group made additional investment of RMB2,250 and the ownership in STDC increased to 49%. The Group applies the equity method of accounting to the investment in STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2023 and 2024, the carrying value of equity investment for using equity method were RMB5,564 and RMB6,096, respectively. For the years ended December 31, 2022, 2023 and 2024, the change in profit and loss of equity investment for using equity method were profit of RMB26, RMB181 and RMB532, respectively.